Shareholders' Equity - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding, beginning of period (in shares) | Share	7,849,000	7,108,500
Weighted average exercise price of share options outstanding, beginning of period (in dollars per share) | $ / shares	$ 2.53	$ 2.33
Number of share options granted (in shares) | Share	1,464,000	1,970,500
Weighted average exercise price of share options granted (in dollars per share) | $ / shares	$ 2.55	$ 2.55
Number of share options exercised (in shares) | Share	(1,314,000)	(1,110,000)
Weighted average exercise price of share options exercised (in dollars per share) | $ / shares	$ 1.31	$ 1.22
Number of share options forfeited (in shares) | Share	(164,500)	(120,000)
Weighted average exercise price of share options forfeited (in dollars per share) | $ / shares	$ 3.29	$ 3.07
Number of share options outstanding, end of period (in shares) | Share	7,834,500	7,849,000
Weighted average exercise price of share options outstanding, end of period (in dollars per share) | $ / shares	$ 2.72	$ 2.53